Inventories - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Measuring inventories [Abstract]
Inventory write-downs	€ 7,775	€ 19,292